Basis of Presentation	12 Months Ended
Dec. 31, 2018
Basis of Presentation [abstract]
Basis of Presentation

2.    Basis of Presentation

Statement of Compliance

These consolidated financial statements have been prepared by management of the Company in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) effective as of December 31, 2018.

On March 12, 2019, the Company’s Board of Directors approved these financial statements for issuance.

Presentation and Functional Currency

These financial statements are presented in United States Dollars (“$” or “US$” or “US dollars”), which is the functional currency of the Company. Reference to C$ are to Canadian dollars. All amounts in these financial statements have been rounded to the nearest thousand US dollars, unless otherwise stated.

Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for those assets and liabilities that are measured at fair values (Note 31) at the end of each reporting period.